Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Soundwatch Hedged Equity ETF
Shareholder Report [Line Items]
Fund Name	Soundwatch Hedged Equity ETF
Class Name	Soundwatch Hedged Equity ETF
Trading Symbol	SHDG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Soundwatch Hedged Equity ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.soundwatch.com/shdg. You can also request this information by contacting us at 1-888-244-4601.
Additional Information Phone Number	1-888-244-4601
Additional Information Website	https://www.soundwatch.com/shdg
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)
Net Assets | $	$ 163,962,889
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$163,962,889
Number of Holdings	7
Portfolio Turnover	0%
30-Day SEC Yield	0.74%
30-Day SEC Yield Unsubsidized	0.64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of  October 31, 2026 expressed as a percentage of net assets)

Top Holdings	(%)
iShares Core S&P 500 ETF	103.4%
First American Government Obligations Fund	1.8%
S&P 500 Index 12/31/2026 C6,470	0.4%
S&P 500 Index 12/31/2026 P6,180	0.2%
Cash & Other	0.2%
S&P 500 Index 12/31/2026 P6,470	-0.1%
S&P 500 Index 12/31/2026 P5,650	-0.2%
S&P 500 Index 12/31/2026 C6,940	-5.7%

Updated Prospectus Web Address	https://www.soundwatch.com/shdg